Leases (Details) - Schedule of lease expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of lease expense [Abstract]
Operating lease	$ 1,173	$ 1,223
Short-term lease	5	6
Total lease expense	$ 1,178	$ 1,229